CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) (Tables)	6 Months Ended
Jun. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Unaudited Condensed Balance Sheet
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast plc’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) UNAUDITED CONDENSED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)
	As of June 30, 2024	December 31, 2023
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$868	$419
Intercompany receivable	46,112	51,964
Total current assets	46,980	52,383
Investment in subsidiary	721,429	745,537
TOTAL ASSETS	$768,409	$797,920

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Derivative warrant liabilities	7,974	28,647
TOTAL LIABILITIES	7,974	28,647

SHAREHOLDERS’ EQUITY:
Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 110,451,097 and 101,228,857 outstanding as of June 30, 2024 and December 31, 2023, respectively	11	9
Class B ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 12,053,331and 20,847,553 outstanding as of June 30, 2024 and December 31, 2023, respectively	1	2
Additional paid-in capital	875,523	871,527
Accumulated deficit	(256,836)	(246,761)
Accumulated other comprehensive loss	(90)	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	618,609	624,626
Noncontrolling Interest	141,826	144,647
TOTAL SHAREHOLDERS’ EQUITY	760,435	769,273
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$768,409	$797,920

Schedule of Unaudited Condensed Statement of Operations

WALDENCAST PLC (PARENT COMPANY ONLY) UNAUDITED CONDENSED STATEMENT OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
	Six months ended June 30, 2024	Six months ended June 30, 2023
Net revenue	$—	$—
Selling, general and administrative	6,655	615
Total operating loss	(6,655)	(615)
Other income:
Interest income, net	(14)	(15)
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Income before income taxes	14,033	522
Income tax benefit	—	—
Income before equity in undistributed earnings of subsidiaries	14,033	522
Equity in undistributed earnings of subsidiaries	(24,108)	(29,936)
Net loss	(10,075)	(29,414)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	55	(23)
Comprehensive loss	$(10,020)	$(29,437)

Schedule of Unaudited Condensed Statement of Cash Flow

WALDENCAST PLC (PARENT COMPANY ONLY) UNAUDITED CONDENSED STATEMENT OF CASH FLOW
(In thousands of U.S. dollars)
	Six months ended June 30, 2024	Six months ended June 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(10,075)	$(29,414)
Adjustments to reconcile net loss to net cash
Cash used in operating activities:
Equity in income of subsidiaries	24,108	29,936
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Net cash used in operating activities	(6,640)	(600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from net settlement of RSUs	292	—
Transfers from subsidiaries	18,500	21,575
Transfers to subsidiaries	—	(9,250)
Expenses paid on behalf of subsidiaries	(11,703)	(12,040)
Net cash provided by financing activities	7,089	285
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	449	(315)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	419	3,215
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	$868	$2,900